CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Real estate properties under development	$ 2,082,679,555	$ 1,887,321,801
Accounts payable and notes payable	457,770,011	471,175,849
Short-term bank loans and other debt	226,678,954	222,226,246
Customer deposits	63,832,972	64,451,511
Income tax payable	98,036,514	106,034,490
Other payables and accrued liabilities	105,786,177	106,126,369
Payroll and welfare payable	8,787,655	22,966,053
Current portion of long-term bank loans and other debt	809,094,078	594,834,196
Other long-term debt	892,098,022	897,503,703
Mandatorily redeemable non-controlling interests, current	1,206,418	2,309,967
Mandatorily redeemable non-controlling interests, non-current	$ 452,407	$ 1,231,982
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	133,417,607	142,802,936
Common stock, shares outstanding	133,417,607	142,802,936
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development	$ 142,322,586	$ 321,477,961
Accounts payable and notes payable	42,669,182	51,564,352
Short-term bank loans and other debt	12,064,181	0
Customer deposits	17,335,514	11,510,875
Income tax payable	10,105,126	9,011,064
Other payables and accrued liabilities	12,096,352	9,884,086
Payroll and welfare payable	276,353	2,017,480
Current portion of long-term bank loans and other debt	125,015,080	122,890,230
Other long-term debt	0	65,603,055
Mandatorily redeemable non-controlling interests, current	603,209	0
Mandatorily redeemable non-controlling interests, non-current	$ 452,407	$ 615,991